Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	12,354,040	9,000,000
Ordinary shares, outstanding	12,354,040	9,000,000